Basis of presentation for the consolidated financial statements (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Categories of current financial assets [abstract]
Current financial assets at amortised cost	$ 1,357,265,000	$ 1,497,386,000
Financial assets at fair value through profit or loss, classified as held for trading	37,987,000	48,872,000
Categories of non-current financial assets [abstract]
Non-current financial assets at amortised cost	2,350,000	1,957,000
Adjustments Through IFRS	2,301,000
Categories of current financial liabilities [abstract]
Current financial liabilities at fair value through profit or loss	179,205,000	374,707
Categories of non-current financial liabilities [abstract]
Non-current financial liabilities		1,031,507,000
Equity [Abstract]
Equity	2,137,802,000	2,247,468,000	$ 2,307,272,000	$ 2,400,356,000
Financial assets at fair value through profit or loss, category [member]
Categories of current financial liabilities [abstract]
Current financial liabilities at fair value through profit or loss	5,979,000	5,979,000
Accounts Payable To Related Parties [Member]
Categories of current financial liabilities [abstract]
Current financial liabilities at amortised cost	1,365,000	1,365,000
Hedging liabilities [Member]
Categories of current financial liabilities [abstract]
Current financial liabilities at amortised cost	5,285,000	37,287,000
Current Financial Liabilities at Fair Value through Other comprehensive income	37,287,000	37,287,000
Categories of non-current financial liabilities [abstract]
Non-current financial liabilities at amortised cost		0
Bank borrowings [Member]
Categories of current financial liabilities [abstract]
Current financial liabilities at fair value through profit or loss	300,000	163,568,000
Current financial liabilities at amortised cost	163,568,000	163,568,000
Obligations To Public [Member]
Categories of current financial liabilities [abstract]
Current financial liabilities at amortised cost	13,494,000	13,494,000
Categories of non-current financial liabilities [abstract]
Non-current financial liabilities at amortised cost	1,031,507,000	1,031,507,000
Trade And Other Payable [Member]
Categories of current financial liabilities [abstract]
Current financial liabilities at amortised cost	196,280,000	196,280,000
Categories of non-current financial liabilities [abstract]
Non-current financial liabilities at amortised cost	0	0
Deferred Tax Liabilities [Member]
Categories of non-current financial liabilities [abstract]
Non-current financial liabilities	205,283,000	205,904,000
Cash and Cash Equivalents [Member]
Categories of current financial assets [abstract]
Current financial assets at amortised cost	630,438,000	630,438,000
Receivables due from related parties [Member]
Categories of current financial assets [abstract]
Current financial assets at amortised cost	59,132,000	59,132,000
Term deposits [Member]
Categories of current financial assets [abstract]
Current financial assets at amortised cost	360,941,000	360,941,000
Financial assets at fair value through profit or loss, category [member]
Categories of current financial assets [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	6,038,000	6,038,000
Categories of non-current financial assets [abstract]
Derivatives for hedging purposes	8,910,000	8,910,000
Financial assets classified as available for sale at fair value through equity	33,924,000	33,924,000
Loans and receivables, category [member]
Categories of current financial assets [abstract]
Current financial assets at amortised cost	444,574,000	446,875,000
Categories of non-current financial assets [abstract]
Non-current financial assets at amortised cost	1,912,000	1,912,000
Financial assets at amortised cost, category [member]
Categories of non-current financial assets [abstract]
Non-current financial assets at amortised cost	45,000	$ 45,000
Aggregate adjustment to carrying amounts reported under previous GAAP [member]
Categories of non-current financial assets [abstract]
Adjustments Through IFRS	(2,301,000)
Equity [Abstract]
Equity	(1,680,000)
Aggregate adjustment to carrying amounts reported under previous GAAP [member] | Deferred Tax Liabilities [Member]
Categories of non-current financial liabilities [abstract]
Non-current financial liabilities	(621,000)
Aggregate adjustment to carrying amounts reported under previous GAAP [member] | Cash and Cash Equivalents [Member]
Categories of current financial assets [abstract]
Current financial assets at amortised cost	0
Aggregate adjustment to carrying amounts reported under previous GAAP [member] | Receivables due from related parties [Member]
Categories of current financial assets [abstract]
Current financial assets at amortised cost	0
Aggregate adjustment to carrying amounts reported under previous GAAP [member] | Term deposits [Member]
Categories of current financial assets [abstract]
Current financial assets at amortised cost	0
Aggregate adjustment to carrying amounts reported under previous GAAP [member] | Financial assets at fair value through profit or loss, category [member]
Categories of current financial assets [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	0
Categories of non-current financial assets [abstract]
Derivatives for hedging purposes	0
Financial assets classified as available for sale at fair value through equity	0
Aggregate adjustment to carrying amounts reported under previous GAAP [member] | Loans and receivables, category [member]
Categories of current financial assets [abstract]
Current financial assets at amortised cost	(2,301,000)
Categories of non-current financial assets [abstract]
Non-current financial assets at amortised cost	0
Aggregate adjustment to carrying amounts reported under previous GAAP [member] | Financial assets at amortised cost, category [member]
Categories of non-current financial assets [abstract]
Non-current financial assets at amortised cost	$ 0